CASH RESTRICTED FOR USE (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Restrictions On Cash And Cash Equivalents [Line Items]
Non-current	$ 33	$ 32	[1]	$ 31	[1]
Current	27	26	[1]	42	[1]
Total cash restricted for use (note 33 and 34)	60	58		73
Cash restricted by prudential solvency requirements
Restrictions On Cash And Cash Equivalents [Line Items]
Current	18	18		24
Cash balances held by - joint operations
Restrictions On Cash And Cash Equivalents [Line Items]
Current	$ 9	$ 8		$ 18

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.